Note 21 - Operating Segments	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

Note 21 – Operating Segments

ASC Topic 820 – Segment Reporting identifies operating segments as components of an enterprise which are evaluated regularly by the Company’s Chief Operating Decision Maker, our Chief Executive Officer, in deciding how to allocate resources and assess performance. The Company has applied the aggregation criterion set forth in this codification to the results of its operations. The Company's operations currently consist of two reportable operating segments: Banking and Oakmont Commercial. The Company offers different products and services through its two segments. The accounting policies of the segments are generally the same as those of the consolidated company.

The Banking Segment generates its revenues primarily from its lending, deposit gathering and fee business activities. The profitability of this segment's operations depends primarily on its net interest income after provision for credit losses, which is the difference between interest earned on interest earning assets and interest paid on interest bearing liabilities less provision for credit losses. The provision for credit losses is almost entirely dependent on changes in the Banking Segment's loan portfolio and management’s assessment of the collectability of the loan portfolio as well as prevailing economic and market conditions. The profitability of this segment’s operations also depends on the generation of non-interest income which includes fees and commissions generated by Quaint Oak Bank and its wholly-owned subsidiaries, Quaint Oak Mortgage, LLC, Quaint Oak Abstract, LLC, Quaint Oak Insurance Agency, LLC, and Oakmont Commercial, LLC, which are included in the Banking Segment for segment reporting purposes. The Banking Segment is also subject to an extensive system of laws and regulations that are intended primarily for the protection of depositors and other customers, federal deposit insurance funds and the banking system as a whole. These laws and regulations govern such areas as capital, permissible activities, allowance for loan and lease losses, loans and investments, and rates of interest that can be charged on loans. For segment reporting purposes, Quaint Oak Bancorp, Inc. is included as part of the Company’s Banking segment.

The Oakmont Commercial Segment originates commercial real estate loans which are sold into the secondary market along with the loans’ servicing rights. The profitability of this segment’s operations depends primarily on the gains realized from the sale of loans and processing fees. The Oakmont Commercial Segment is also subject to an extensive system of laws and regulations that are intended primarily for the protection of consumers.

The following table presents summary financial information for the reportable segments (in thousands):

	As of or for the Year Ended December 31,
	2024			2023
	Quaint Oak Bank(1)	Oakmont Commercial, LLC	Consolidated	Quaint Oak Bank(2)	Oakmont Commercial, LLC	Consolidated
Net Interest Income	$17,045	$772	$17,817	$18,711	$683	$19,394
Provision for (Recovery of) Credit Losses	1,969	(435)	1,534	248	(91)	157
Net Interest Income after Provision for (Recovery of) Credit Losses	15,076	1,207	16,283	18,463	774	19,237

Non-Interest Income
Mortgage banking, equipment lending and title abstract fees	909	-	909	600	-	600
Real estate sales commissions, net	20	-	20	94	-	94
Insurance commissions	744	-	744	663	-	663
Other fees and services charges	477	135	612	359	151	510
Net loan servicing income	116	-	116	235	-	235
Income from bank-owned life insurance	118	-	118	102	-	102
Net gain on sale of loans	2,187	1,512	3,699	1,503	1,117	2,620
Gain on the sale of SBA loans	453	-	453	468	-	468
Gain on the sale-leaseback transaction	1,485	-	1,485	-	-	-
Total Non-Interest Income	6,509	1,647	8,156	4,024	1,268	5,292

Non-Interest Expense
Salaries and employee benefits	13,195	1,441	14,636	12,691	1,159	13,850
Directors’ fees and expenses	201	-	201	316	-	316
Occupancy and equipment	1,418	-	1,418	1,651	5	1,656
Data processing	1,298	-	1,298	1,051	-	1,051
Professional fees	688	81	769	847	85	932
FDIC deposit insurance assessment	614	-	614	867	-	867
Advertising	277	25	302	259	24	283
Amortization of other intangible	49	-	49	49	-	49
Other	1,694	37	1,731	1,891	22	1,913
Total Non-Interest Expense	19,434	1,584	21,018	19,622	1,295	20,917
Pretax Segment Profit	$2,151	$1,270	$3,421	$2,865	$747	$3,612
Net (Loss) Income Attributable to Discontinued Operations	$(406)	$-	$(406)	$262	$-	$262
Segment Assets	$632,644	$52,524	$685,168	$694,501	$59,617	$754,118

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(1)	Includes Quaint Oak Bancorp, Inc. and the Bank’s subsidiaries, Quaint Oak Mortgage, Quaint Oak Abstract, Quaint Oak Insurance Agency, and QOB Properties.
(2)	Includes Quaint Oak Bancorp, Inc. and the Bank’s subsidiaries, Quaint Oak Mortgage, Quaint Oak Real Estate, Quaint Oak Abstract, Quaint Oak Insurance Agency, and QOB Properties.